MEMBER MANAGEMENT FEES PAYABLE	12 Months Ended
Dec. 31, 2022
Member Management Fee Payable [Abstract]
MEMBER MANAGEMENT FEES PAYABLE
14. MEMBER MANAGEMENT FEES PAYABLE

	As of December 31,
	2021	2022
	RMB	RMB
Member management fees payable	15,570	11,087

The Group engages third party vendors to provide management service in the member’s community, including organizing product launch events, collecting members or Yunji App users’ feedbacks, etc. Member management fees payable represents the Group’s unpaid balance of such service fees to the third party vendors. For the years ended December 31, 2020, 2021 and 2022, member management fees were RMB 418,194, RMB 174,798 and RMB 101,984, presented in sales and marketing expenses in the Consolidation Statements of Comprehensive (Loss)/Income.